SUPPLEMENT Dated July 6, 2011
To The Current Prospectus

ING GoldenSelect Access
ING GoldenSelect ESII
ING GoldenSelect Landmark
ING GoldenSelect Premium Plus
ING Architect Variable Annuity
ING GoldenSelect DVA Plus

ING SmartDesign Advantage
ING SmartDesign Signature
ING SmartDesign Variable Annuity
ING GoldenSelect Opportunities
ING GoldenSelect Legends
ING Equi-Select

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B and Its Separate Account EQ

And

ING Empire Traditions Variable Annuity
ING Empire Innovations Variable Annuity

ING Architect New York Variable Annuity

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Contact Center at 1-800-366-0066.

Please be advised of the following changes to the ING Janus Contrarian Portfolio, which is currently closed to new investments:

1.) Effective on July 1, 2011, the investment portfolio's name changed to the ING Core Growth and
Income Portfolio.

In addition, the investment portfolio’s Investment Objective is changes as follows:
Prior to September 15, 2011, the Portfolio seeks capital appreciation.
Effective September 15, 2011, the Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

2.) Effective on or about July 21, 2011, ING Investment Management will be the subadviser for the
ING Core Growth and Income Portfolio. The Portfolio will be managed by a transition manager beginning July 1, 2011 through July 20, 2011.

All references in the Prospectus to ING Janus Contrarian Portfolio, it’s investment objective and its subadviser are changed accordingly.

X.JCSC-11 07/2011

SUPPLEMENT Dated July 6, 2011
To The Current Prospectus

ING GoldenSelect Generations
ING GoldenSelect DVA
ING GoldenSelect Access One
ING GoldenSelect Premium Plus featuring The Galaxy VIP Fund

GoldenSelect DVA Series 100
GoldenSelect Value
Wells Fargo ING Landmark
Wells Fargo ING Opportunities

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

And

ING GoldenSelect DVA Plus NY

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Contact Center at 1-800-366-0066.

Please be advised of the following changes to the ING Janus Contrarian Portfolio, which is currently open to new investments:

1.) Effective on July 1, 2011, the investment portfolio's name changed to the ING Core Growth and
Income Portfolio.

In addition, the investment portfolio’s Investment Objective is changed as follows:
Prior to September 15, 2011, the Portfolio seeks capital appreciation.
Effective September 15, 2011, the Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

2.) Effective on or about July 21, 2011, ING Investment Management will be the subadviser for the
ING Core Growth and Income Portfolio. The Portfolio will be managed by a transition manager beginning July 1, 2011 through July 20, 2011.

All references in the Prospectus to ING Janus Contrarian Portfolio, it’s investment objective and its subadviser are changed accordingly.

X.JCOP-11 07/2011